Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CAUSEWAY CAPITAL MANAGEMENT TRUST
Entity Central Index Key	0001156906
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
C000031758
Shareholder Report [Line Items]
Fund Name	Causeway International Value Fund
Class Name	Institutional Class
Trading Symbol	CIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Institutional Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Institutional Class	$95	0.85%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.85%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Value Fund, Institutional Class - $1771402	MSCI EAFE Index (Net) (USD)* - $1741869	MSCI EAFE Index (Gross) (USD) - $1828057
Sep/14	$1000000	$1000000	$1000000
Sep/15	$897397	$913414	$917347
Sep/16	$922529	$972940	$982070
Sep/17	$1120978	$1158812	$1175090
Sep/18	$1124644	$1190529	$1213274
Sep/19	$1034560	$1174585	$1203355
Sep/20	$953549	$1180394	$1214552
Sep/21	$1312029	$1484115	$1533911
Sep/22	$1005182	$1111141	$1154278
Sep/23	$1430017	$1396112	$1457987
Sep/24	$1771402	$1741869	$1828057

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Value Fund, Institutional Class	23.87%	11.36%	5.88%
MSCI EAFE Index (Net) (USD)*	24.77%	8.20%	5.71%
MSCI EAFE Index (Gross) (USD)	25.38%	8.72%	6.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 11,602,562,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 65,254
InvestmentCompanyPortfolioTurnover	49.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	5.3%
Short-Term Investment	2.0%
China	1.7%
Canada	1.8%
Belgium	1.9%
Switzerland	3.3%
South Korea	3.7%
Italy	4.2%
Netherlands	6.6%
Germany	9.0%
Japan	11.3%
France	17.8%
United Kingdom	31.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-value-fund
C000031757
Shareholder Report [Line Items]
Fund Name	Causeway International Value Fund
Class Name	Investor Class
Trading Symbol	CIVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Investor Class of the Causeway International Value Fund (the "Fund") for the period from October 1, 2023 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.causewaycap.com/documents/#documents-international-value-fund. You can also request this information by contacting us at 1-866-947-7000.
Additional Information Phone Number	1-866-947-7000
Additional Information Website	https://www.causewaycap.com/documents/#documents-international-value-fund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Causeway International Value Fund, Investor Class	$123	1.10%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Causeway International Value Fund, Investor Class - $17319	MSCI EAFE Index (Net) (USD)* - $17419	MSCI EAFE Index (Gross) (USD) - $18281
Sep/14	$10000	$10000	$10000
Sep/15	$8954	$9134	$9173
Sep/16	$9183	$9729	$9821
Sep/17	$11132	$11588	$11751
Sep/18	$11156	$11905	$12133
Sep/19	$10234	$11746	$12034
Sep/20	$9409	$11804	$12146
Sep/21	$12922	$14841	$15339
Sep/22	$9880	$11111	$11543
Sep/23	$14017	$13961	$14580
Sep/24	$17319	$17419	$18281

Average Annual Return [Table Text Block]

Average Annual Total Returns as of September 30, 2024

Fund/Index Name	1 Year	5 Years	10 Years
Causeway International Value Fund, Investor Class	23.56%	11.10%	5.65%
MSCI EAFE Index (Net) (USD)*	24.77%	8.20%	5.71%
MSCI EAFE Index (Gross) (USD)	25.38%	8.72%	6.22%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 11,602,562,000
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 65,254
InvestmentCompanyPortfolioTurnover	49.00%
Holdings [Text Block]

Country/Asset WeightingsFootnote Reference*

Value	Value
Other Countries	5.3%
Short-Term Investment	2.0%
China	1.7%
Canada	1.8%
Belgium	1.9%
Switzerland	3.3%
South Korea	3.7%
Italy	4.2%
Netherlands	6.6%
Germany	9.0%
Japan	11.3%
France	17.8%
United Kingdom	31.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-947-7000
Updated Prospectus Web Address	https://www.causewaycap.com/documents/#documents-international-value-fund